Consolidated statements of comprehensive (loss) income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net earnings from continuing operations		$ 290	$ 810	$ 1,018	$ 1,592
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for the three and six months ended June 30, 2020 and 2019, respectively		(4)	0	(7)	0
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $40 million and ($4) million for the three months ended June 30, 2020 and 2019, respectively and ($76) million and $16 million for the six months ended June 30, 2020 and 2019, respectively		(111)	10	207	(44)
Items that will not be reclassified to net earnings
Actuarial (losses) gains on post-employment benefit plans, net of income taxes of $594 million and $84 million for the three months ended June 30, 2020 and 2019, respectively, and ($40) million and $118 million for the six months ended June 30, 2020 and 2019, respectively (1)	[1]	(1,621)	(227)	110	(320)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $9 million and $4 million for the three months ended June 30, 2020 and 2019, respectively, and ($12) million and $8 million for the six months ended June 30, 2020 and 2019, respectively		(24)	(10)	33	(22)
Other comprehensive (loss) income from continuing operations		(1,760)	(227)	343	(386)
Net earnings from discontinued operations attributable to common shareholders		4	7	9	16
Total comprehensive income		(1,466)	590	1,370	1,222
Total comprehensive (loss) income attributable to:
Common shareholders		(1,520)	535	1,258	1,118
Preferred shareholders		34	38	72	76
Non-controlling interest		20	17	40	28
Total comprehensive income		$ (1,466)	$ 590	$ 1,370	$ 1,222
Actuarial assumption of discount rates		2.80%	3.00%	2.80%	3.00%

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2020 was 2.8% compared to 4.2% at March 31, 2020 and 3.1% at December 31, 2019. The discount rate used to value our post-employment benefit obligations at June 30, 2019 was 3.0% compared to 3.3% at March 31, 2019 and 3.8% at December 31, 2018.